ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 9.7%
Automobiles 0.3%
Ford Motor	45,200	357
Harley-Davidson	6,000	352
		709
Diversified Consumer Services 0.1%
H&R Block	16,100	339
		339
Hotels, Restaurants & Leisure 1.1%
Harrah's Entertainment	2,100	177
International Game Technology	23,100	933
Marriott, Class A	13,900	681
Starbucks (1)	10,200	320
Starwood Hotels & Resorts Worldwide	4,200	272
Wynn Resorts	2,900	275
		2,658
Household Durables 0.4%
D. R. Horton	11,800	260
Fortune Brands	1,200	94
Harman International	1,500	144
Lennar, Class A	9,900	418
		916
Internet & Catalog Retail 0.4%
Amazon.com (1)	21,300	847
		847
Leisure Equipment & Products 0.1%
Brunswick	3,400	108
Mattel	6,100	168
		276
Media 3.1%
Cablevision Systems, Class A (1)	7,500	228
Clear Channel Communications	9,300	326
Comcast, Class A (1)	50,250	1,304
Disney	34,800	1,198
EchoStar Communications, Class A (1)	8,800	382
Lamar Advertising	6,700	422
Liberty Media Capital, Class A (1)	2,905	321
McGraw-Hill	5,400	340
Meredith	1,700	98
News Corp, Class A	28,700	663
Omnicom	2,200	225
Scripps, Class A	8,300	371
Time Warner	29,500	582
Tribune	7,500	241
Viacom, Class B (1)	10,600	436
		7,137
Multiline Retail 1.5%
Kohl's (1)	28,300	2,168
Target	21,240	1,259
		3,427
Specialty Retail 2.4%
Bed Bath & Beyond (1)	30,300	1,217
Best Buy	6,925	337
Home Depot	42,240	1,552
Lowes	31,960	1,007
Office Depot (1)	9,800	344
Ross Stores	11,500	396
Sherwin-Williams	2,000	132
TJX	18,000	485
		5,470
Textiles, Apparel & Luxury Goods 0.3%
Coach (1)	6,700	335
Nike, Class B	3,100	330
		665

Total Consumer Discretionary		22,444
CONSUMER STAPLES 9.4%
Beverages 2.2%
Anheuser-Busch	16,675	841
Coca-Cola	41,740	2,004
PepsiCo	33,165	2,108
		4,953
Food & Staples Retailing 2.6%
Costco Wholesale	9,600	517
CVS/Caremark	46,139	1,575
Kroger	7,100	201
Sysco	15,000	507
Wal-Mart	46,860	2,200
Walgreen	19,500	895
Whole Foods Market	1,000	45
		5,940
Food Products 0.5%
Archer-Daniels-Midland	6,600	242
General Mills	9,555	556
Kellogg	7,390	380
		1,178
Household Products 2.3%
Clorox	6,500	414
Colgate-Palmolive	7,585	507
Kimberly-Clark	6,100	418
Procter & Gamble	64,461	4,071
		5,410
Personal Products 0.2%
Avon	15,100	563
		563
Tobacco 1.6%
Altria Group	41,310	3,627
		3,627

Total Consumer Staples		21,671
ENERGY 10.5%

Energy Equipment & Services 2.4%
Baker Hughes	13,320	881
BJ Services	13,280	370
FMC Technologies (1)	5,090	355
Grant Prideco (1)	14,900	743
Nabors Industries (1)	5,300	157
Schlumberger	34,180	2,362
Transocean (1)	10,240	837
		5,705
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum	4,508	194
Chevron	39,472	2,920
ConocoPhillips	22,620	1,546
CONSOL Energy	15,100	591
Devon Energy	3,800	263
EOG Resources	5,540	395
ExxonMobil	89,028	6,717
Murphy Oil	13,000	694
Occidental Petroleum	11,260	555
Peabody Energy	5,200	209
Spectra Energy	21,100	554
Sunoco	16,700	1,177
Total, ADR	13,160	918
Valero Energy	8,000	516
Williams Companies	35,300	1,005
XTO Energy	7,300	400
		18,654

Total Energy		24,359

FINANCIALS 21.4%

Capital Markets 4.4%
Affiliated Managers Group (1)	4,200	455
Ameriprise Financial	8,200	469
Bear Stearns	300	45
Charles Schwab	24,100	441
E*TRADE Financial (1)	33,900	719
Franklin Resources	4,000	483
Goldman Sachs	10,200	2,108
Legg Mason	4,700	443
Lehman Brothers	11,300	792
Merrill Lynch	10,500	858
Morgan Stanley	23,200	1,827
Northern Trust	6,900	415
State Street	16,500	1,068
		10,123
Commercial Banks 4.4%
Fifth Third Bancorp	16,700	646
First Horizon National	16,800	698
PNC Financial Services Group	6,100	439
SunTrust	22,300	1,852
Synovus Financial	23,800	770
U.S. Bancorp	55,400	1,937
Wachovia	20,000	1,101
Wells Fargo	76,600	2,637
		10,080
Consumer Finance 0.6%
American Express	17,600	993
SLM Corporation	11,200	458
		1,451
Diversified Financial Services 5.3%
Bank of America	53,696	2,740
Chicago Mercantile Exchange Holdings	1,820	969
CIT Group	6,800	360
Citigroup	105,600	5,421
IntercontinentalExchange (1)	3,600	440
JPMorgan Chase	42,700	2,066
Moody's	4,900	304
		12,300
Insurance 4.6%
American International Group	55,900	3,758
Aon	20,600	782
Axis Capital Holdings	8,400	285
Genworth Financial, Class A	14,600	510
Hartford Financial Services	8,600	822
Loews	7,800	354
Marsh & McLennan	7,200	211
MetLife	23,300	1,471
Progressive Corporation	17,700	386
Prudential Financial	12,400	1,119
The Travelers Companies	8,159	422
Willis Group Holdings	4,700	186
XL Capital	5,100	357
		10,663
Real Estate Investment Trusts (REITs) 1.2%
Archstone-Smith Trust, REIT	14,300	776
Boston Properties, REIT	5,300	622
Host Hotels & Resorts, REIT	9,300	245
ProLogis, REIT	7,200	468
Simon Property Group, REIT	6,600	734
		2,845
Thrifts & Mortgage Finance 0.9%
Countrywide Financial	30,400	1,022
Freddie Mac	5,800	345
Sovereign Bancorp	8,400	214
Washington Mutual	10,300	416
		1,997

Total Financials		49,459
HEALTH CARE 11.4%

Biotechnology 1.4%
Amgen (1)	22,000	1,229
Biogen Idec (1)	6,770	301
Celgene (1)	7,600	399
Cephalon (1)	1,900	135
Genentech (1)	1,890	155
Genzyme (1)	2,000	120
Gilead Sciences (1)	11,480	878
		3,217
Health Care Equipment & Supplies 1.6%
Alcon	2,200	290
Baxter International	4,400	232
Becton, Dickinson	6,900	531
Boston Scientific (1)	30,700	446
C R Bard	3,600	286
Medtronic	26,900	1,320
St. Jude Medical (1)	11,500	432
Zimmer Holdings (1)	700	60
		3,597
Health Care Providers & Services 2.3%
Aetna	13,800	604
Express Scripts (1)	4,800	388
Humana (1)	2,900	168
Laboratory Corporation of America (1)	5,900	429
Manor Care	4,000	218
Medco (1)	7,242	525
Omnicare	10,900	434
UnitedHealth Group	28,400	1,504
WellPoint (1)	14,000	1,135
		5,405
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	10,800	505
		505
Pharmaceuticals 5.9%
Abbott Laboratories	18,700	1,043
Allergan	5,200	576
Barr Pharmaceuticals (1)	7,800	362
Bristol Myers Squibb	37,300	1,035
Eli Lilly	21,900	1,176
Johnson & Johnson	56,300	3,393
Merck	43,800	1,935
Pfizer	76,900	1,942
Schering-Plough	34,300	875
Sepracor (1)	1,000	47
Wyeth	24,900	1,246
		13,630

Total Health Care		26,354
INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 2.3%
Boeing	17,000	1,511
General Dynamics	10,600	810
Honeywell International	2,900	134
Raytheon	12,800	671
Rockwell Collins	9,300	622
United Technologies	25,300	1,645
		5,393
Air Freight & Logistics 0.6%
Expeditors International of Washington	12,200	504
FedEx	1,800	194
UPS, Class B	8,700	610
		1,308
Airlines 0.3%
Southwest Airlines	44,000	647
		647
Building Products 0.1%
Masco	11,200	307
		307
Commercial Services & Supplies 0.6%
Avery Dennison	5,200	334
Pitney Bowes	7,500	340
Republic Services	20,400	568
Robert Half International	6,840	253
		1,495
Construction & Engineering 0.2%
Fluor	4,000	359
		359
Industrial Conglomerates 4.4%
3M	20,000	1,529
GE	169,800	6,004
Tyco International	87,300	2,754
		10,287
Machinery 2.0%
Caterpillar	18,500	1,240
Danaher	24,700	1,765
Illinois Tool Works	29,400	1,517
Joy Global	2,400	103
		4,625
Road & Rail 0.7%
Canadian National Railway	10,000	441
Norfolk Southern	20,600	1,042
Union Pacific	1,000	102
		1,585
Trading Companies & Distributors 0.1%
Fastenal	3,800	133
		133
Total Industrials & Business Services		26,139
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 2.6%
Alcatel-Lucent, ADR	28,696	339
Cisco Systems (1)	83,400	2,129
Corning (1)	28,100	639
Juniper Networks (1)	53,300	1,049
Motorola	49,200	869
QUALCOMM	24,200	1,033
		6,058
Computers & Peripherals 3.6%
Apple (1)	12,500	1,161
Dell (1)	79,100	1,836
EMC (1)	49,900	691
Hewlett-Packard	57,900	2,324
IBM	12,200	1,150
Network Appliance (1)	2,300	84
Seagate Technology	9,100	212
Sun Microsystems (1)	150,100	902
		8,360
Electronic Equipment & Instruments 0.1%
Flextronics (1)	12,500	137
		137
Internet Software & Services 2.0%
eBay (1)	20,800	690
Google, Class A (1)	5,000	2,291
Monster Worldwide (1)	17,400	824
VeriSign (1)	14,200	357
Yahoo! (1)	15,900	497
		4,659
IT Services 1.4%
Accenture, Class A	18,530	714
Affiliated Computer Services, Class A (1)	3,900	230
Automatic Data Processing (1)	15,650	685
Broadridge Financial (1)	3,912	77
Checkfree (1)	3,500	130
Computer Sciences (1)	2,900	151
Electronic Data Systems	13,800	382
First Data	13,600	366
Western Union	16,700	366
		3,101
Semiconductor & Semiconductor Equipment 2.5%
Advanced Micro Devices (1)	21,700	283
Analog Devices	15,000	517
Applied Materials	48,500	888
ASML Holding, ADS (1)	14,600	361
Broadcom, Class A (1)	4,600	148
Intel	113,100	2,164
Marvell Technology Group (1)	64,100	1,078
Xilinx	16,200	417
		5,856
Software 3.4%
Autodesk (1)	19,100	718
Electronic Arts (1)	4,800	242
McAfee (1)	8,500	247
Microsoft	182,800	5,095
NAVTEQ (1)	4,900	169
Oracle (1)	39,800	721
Red Hat (1)	25,900	594
		7,786

Total Information Technology		35,957
MATERIALS 2.8%

Chemicals 1.5%
Air Products and Chemicals	1,600	118
Dow Chemical	18,100	830
DuPont	18,300	905
Ecolab	7,000	301
Monsanto	11,600	638
Praxair	7,400	466
Sigma Aldrich	2,200	91
		3,349
Metals & Mining 0.8%
Alcoa	8,800	298
Allegheny Technologies	1,800	192
Barrick Gold	14,200	405
Freeport McMoRan Copper Gold, Class B	2,144	142
Nucor	5,600	365
Rio Tinto, ADR	2,200	501
		1,903
Paper & Forest Products 0.5%
Bowater	6,700	159
International Paper	16,500	601
Weyerhaeuser	4,600	344
		1,104

Total Materials		6,356
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.3%
AT&T	122,957	4,848
Verizon Communications	11,100	421
		5,269
Wireless Telecommunication Services 1.4%
Alltel	6,700	415
American Tower Systems, Class A (1)	28,917	1,126
Crown Castle International (1)	26,600	855
Rogers Communications, Class B	23,700	777
		3,173
Total Telecommunication Services		8,442
UTILITIES 3.3%
Electric Utilities 1.8%
Duke Energy	16,800	341
Edison International	11,600	570
Entergy	10,300	1,081
Exelon	20,200	1,388
PPL	16,200	662
Reliant Resources (1)	9,500	193
		4,235
Gas Utilities 0.1%
AGL Resources	3,800	162
		162
Independent Power Producers & Energy Traders 0.9%
AES (1)	37,400	805
Constellation Energy Group	6,800	591
Dynegy, Class A (1)	50,600	469
Mirant (1)	4,000	162
NRG Energy (1)	2,600	187
		2,214
Multi-Utilities 0.5%
Public Service Enterprise	9,900	822
Teco Energy	16,900	291
		1,113
Total Utilities		7,724
Total Common Stocks (Cost $192,642)		228,905
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Investment Fund, 5.26% (2)(3)	1,881,936	1,882
		1,882
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.916% 6/21/07 (4)	120,000	119
		119
Total Short-Term Investments (Cost $2,001)		2,001
Total Investments in Securities
100.0% of Net Assets (Cost $194,643)		$230,906

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
ADR	American Depository Receipts
ADS	American Depository Shares
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 20 S&P 500 MINI contracts,
$90 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	$1,431	$33
Net payments (receipts) of variation
margin to date			(33)
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $194,643,000. Net unrealized gain aggregated $36,296,000 at period-end, of which $39,353,000 related to appreciated investments and $3,057,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $25,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $1,882,000 and $1,759,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007